Exhibit 99.1

Monthly Noteholder’s Statement

Synchrony Card Issuance Trust

SynchronySeries

        Pursuant to the Amended and Restated Master Indenture, dated as of May 1, 2018 (as amended and supplemented, the “Indenture”) between Synchrony Card Issuance Trust (the “Issuer”) and The Bank of New York Mellon, as indenture trustee (the “Indenture Trustee”), as supplemented by the SynchronySeries Indenture Supplement (the “Indenture Supplement”), dated as of September 26, 2018, between the Issuer and the Indenture Trustee, the Issuer is required to prepare, or cause Synchrony Bank (the “Servicer”), to prepare certain information each month regarding current distributions to the SynchronySeries Noteholders and the performance of the Issuer during the previous month. The information is required to be prepared with respect to the Payment Date as set forth below, and with respect to the performance of the Issuer during the Monthly Period ended as set forth below. Capitalized terms used herein are defined in the Indenture and the Indenture Supplement. The Discount Percentage (as defined in the Transfer Agreement) remains at 0% for all the Receivables purchased by the Issuer until otherwise indicated. The undersigned, an Authorized Officer of the Servicer, does hereby certify as follows:

Monthly Period Beginning:	06/01/2019
Monthly Period Ending:	06/30/2019
Payment Date:	07/15/2019
Loss Cycles in Period:	28

I. Trust Receivables Information (Monthly Period)

a.	BOP Number of Accounts*	4,674,675
b.	EOP Number of Accounts*	4,679,824

c.	BOP Aggregate Principal Receivables	5,067,693,752.60
d.	BOP Finance Charge Receivables	202,126,250.75
e.	BOP Discount Option Receivables	0.00
f.	BOP Total Receivables	5,269,820,003.35

g.	Increase in Principal Receivables from Additional Accounts	0.00
h.	Increase in Finance Charge Receivables from Additional Accounts	0.00
i.	Increase in Discount Option Receivables	0.00

j.	Decrease in Principal Receivables due to Account Removal	0.00
k.	Decrease in Finance Charge Receivables due to Account Removal	0.00

l.	EOP Aggregate Principal Receivables	5,019,619,753.41
m.	EOP Finance Charge Receivables	201,623,252.00
n.	EOP Discount Option Receivables	0.00
o.	EOP Total Receivables	5,221,243,005.41

p.	BOP Excess Funding Account Balance	0.00
q.	EOP Excess Funding Account Balance	0.00
r.	EOP Minimum Pool Balance	4,110,357,129.51

s.	EOP Minimum Free Equity Amount	250,980,987.67
t.	EOP Free Equity Amount	909,262,623.90

*	The amounts set forth for each of BOP Number of Accounts and EOP Number of Accounts include certain accounts that have a zero balance and have been closed primarily due to loss, theft or fraud.

II. Investor Information (Sum of all Series)*

a.	Note Principal Balance
	i.	Beginning of Interest Period	3,515,000,000.00
	ii.	Increase in note principal Balance due to New Issuance / Additional Draws	0.00
	iii.	Decrease in Note Principal Balance due to Principal Paid and notes Retired	400,000,000.00
	iv.	As of Payment Date	3,115,000,000.00

b.	Subordinated Transferor Amount
	i.	Beginning of Interest Period	1,074,553,686.17
	ii.	As of Payment Date	995,357,129.51

c.	Principal Funding Account Balance
	i.	Beginning of Interest Period	0.00
	ii.	As of Payment Date	0.00

d.	Collateral Amount
	i.	Beginning of Interest Period	4,589,553,686.17
	ii.	As of Payment Date	4,110,357,129.51

*	Throughout this Section II, Beginning of Interest Period Amounts include any issuances that occurred during the Monthly Period related to this report. As of Payment Date amounts include payments to occur on the Payment Date but exclude any issuances occurring after the last day of the Monthly Period related to the report.

III. Trust Performance Data (Monthly Period)

a.	Gross Trust Yield (Finance Charge Collections + Recoveries / BOP Principal Receivables)

	i.	Current	26.1449%
	ii.	Three-Month Average	26.3161%

b.	Payment Rate (Principal Collections / BOP Principal Receivables)

	i.	Current	21.1852%
	ii.	Three-Month Average	21.1301%

c.	Gross Charge-Off Rate (Default Amount for Defaulted Accounts / BOP Principal Receivables)

	i.	Current	6.4192%
	ii.	Prior Monthly Period	6.9063%
	iii.	Two Months Prior Monthly Period	6.9593%
	iv.	Three Months Prior Monthly Period	6.7999%
	v.	Three-Month Average	6.7616%

d.	Net Charge-Off Rate (Default Amount for Defaulted Accounts - Recoveries/ BOP Principal Receivables)

	i.	Current	5.5370%
	ii.	Prior Monthly Period	5.9631%
	iii.	Two Months Prior Monthly Period	6.0052%
	iv.	Three Months Prior Monthly Period	5.9488%
	v.	Three-Month Average	5.8351%

e.	Default Amount for Defaulted Accounts		27,108,958.38

f.	Recovery Amount		3,725,911.33

g.	Net Charge-Off (Default Amount for Defaulted Accounts - Recoveries)		23,383,047.05

h.	Number of Accounts Charged Off		9,546

i.	Average Account Charge-Off (Net Charge-Off / Number of Accounts Charged Off)		2,449.51

j.	Delinquency Data		Accounts	Pctg. of Tot. Accts.	Total Receivables	Pctg. of Tot. Recv.
	i.	1-29 Days Delinquent	60,714	1.2974%	131,487,763.77	2.5183%
	ii.	30-59 Days Delinquent	14,121	0.3017%	42,473,712.66	0.8135%
	iii.	60-89 Days Delinquent	10,529	0.2250%	34,912,785.94	0.6687%
	iv.	90-119 Days Delinquent	7,933	0.1695%	27,464,342.85	0.5260%
	v.	120-149 Days Delinquent	7,758	0.1658%	29,283,657.60	0.5609%
	vi.	150-179 Days Delinquent	6,347	0.1356%	23,475,474.51	0.4496%
	vii.	180 or Greater Days Delinquent	0	0.0000%	0.00	0.0000%
		Total	107,402	2.2950%	289,097,737.33	5.5370%

IV. Series Performance Data

	June	May	April
	Monthly Period	Monthly Period	Monthly Period
(a) Portfolio Yield	19.32%	19.35%	19.58%
(b) Base Rate	4.67%	4.39%	4.39%
(a)- (b) = Excess Spread Percentage	14.65%	14.96%	15.19%
Three Month Average Excess Spread Percentage	14.94%	14.77%	14.91%

V. Collections and Allocations		Trust	Series

a.	Finance Charge Collections (excluding f.)	110,412,146.71	56,560,396.11
b.	Servicing Fee Retained	8,446,156.20	4,388,138.07
c.	Principal Collections	1,073,602,855.85	551,530,851.78
d.	Default Amount	27,108,958.38	14,169,303.40
e.	Net Swap Receipts		0.00
f.	Investment Earnings Treated as Finance Charge Collections		0.00

VI. Allocation Percentages

a.	Allocation Percentage Denominators

	i.	Aggregate Principal Receivables Balance as of EOP Prior Monthly Period	5,067,693,752.60
	ii.	Number of Days at Balance	30

b.	SynchronySeries Allocation Percentages

	i.	SynchronySeries Floating Allocation Percentage (daily average)	51.9543%
	ii.	SynchronySeries Principal Allocation Percentage (daily average)	51.9543%

VII. Shared Excess Available Finance Charge Collections

a.	Finance Charge Shortfall for SynchronySeries		0.00

b.	Finance Charge Shortfall for all Series		0.00

c.	Shared Excess Available Finance Charges Collections Allocated to SynchronySeries		0.00

VIII. Information Regarding the Current Distribution to Noteholders

The amount of distribution to Noteholders on the related Payment Date per $1,000 Initial Dollar Principal Amount

	LIBOR		Interest	Interest	Principal	Total
Tranche	Determination Date	LIBOR Rate	Rate	Distribution	Distribution	Distribution
Class A (2018-1)			3.3800%	2.82	0.00	2.82

Class A (2019-1)			2.9500%	2.46	0.00	2.46

Class A (2019-2)			2.3400%	1.37	0.00	1.37

Class B (2018-1)			3.3000%	2.75	0.00	2.75

Class C (2018-1)			3.4900%	2.91	0.00	2.91

Class D (2018-1)			3.9200%	3.27	0.00	3.27

IX. Outstanding Dollar Principal Amount of SynchronySeries Notes as of the Payment Date

			Adjusted	Principal distribution
	Initial Dollar Principal	Outstanding Dollar	Outstanding Dollar	on the
Tranche	Amount	Principal Amount	Principal Amount	Payment Date

Class A (2018-1)	1,000,000,000.00	1,000,000,000.00	1,000,000,000.00	0.00
Class A (2019-1)	750,000,000.00	750,000,000.00	750,000,000.00	0.00
Class A (2019-2)	850,000,000.00	850,000,000.00	850,000,000.00	0.00
Total Class A	2,600,000,000.00	2,600,000,000.00	2,600,000,000.00	0.00

Class B (2018-1)	5,000,000.00	5,000,000.00	5,000,000.00	0.00
Total Class B	5,000,000.00	5,000,000.00	5,000,000.00	0.00

Class C (2018-1)	5,000,000.00	5,000,000.00	5,000,000.00	0.00
Total Class C	5,000,000.00	5,000,000.00	5,000,000.00	0.00

Class D (2018-1)	5,000,000.00	5,000,000.00	5,000,000.00	0.00
Total Class D	5,000,000.00	5,000,000.00	5,000,000.00	0.00

Total	2,615,000,000.00	2,615,000,000.00	2,615,000,000.00	0.00

X. Nominal Liquidation Amount of SynchronySeries Notes

Tranche	Nominal Liquidation Amount as of Beginning of Interest Period*	Increases from amounts withdrawn from the Note Retirement Subaccounts in respect of Prefunding Excess Amounts	Reimbursements of prior Nominal Liquidation Amount Deficits from Available Finance Charge Collections	Increase due to additional notes issued during Monthly Period	Reductions due to reallocations of Available Principal Collections and Investor Charge-Offs	Reductions due to amounts deposited to the Principal Funding Subaccounts	Reductions due to amounts deposited in applicable Note Retirement Subaccount	Nominal Liquidation Amount as of end of Interest Period*

Class A (2018-1)	1,000,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	1,000,000,000.00
Class A (2019-1)	750,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	750,000,000.00
Class A (2019-2)	850,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	850,000,000.00
Total Class A	2,600,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	2,600,000,000.00

Class B (2018-1)	5,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	5,000,000.00
Total Class B	5,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	5,000,000.00

Class C (2018-1)	5,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	5,000,000.00
Total Class C	5,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	5,000,000.00

Class D (2018-1)	5,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	5,000,000.00
Total Class D	5,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	5,000,000.00

Total	2,615,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	2,615,000,000.00

*	Beginning of Interest Period amounts include any issuances that occurred during the Monthly Period related to this report. As of end of Interest Period amounts include payments to occur on the Payment Date but exclude any issuances occurring after the last day of the Monthly Period related to this report.

XI. SynchronySeries Required and Subordinated Amounts*

Beginning of Interest Period

			Nominal Liquidation	Nominal Liquidation	Nominal Liquidation
	Required	Total Subordinated	Amount of Class B	Amount of Class C	Amount of Class D	Subordinated
Tranche	Subordinated Amount	Amount	Notes	Notes	Notes	Transferor Amount

Class A (2018-1)	351,351,351.54
Class A (2019-1)	263,513,513.65
Class A (2019-2)	298,648,648.81
Total Class A	913,513,514.00	913,513,514.00	5,000,000.00	5,000,000.00	5,000,000.00	898,513,514.00

Class B (2018-1)	651,250,000.00
Total Class B	651,250,000.00	908,513,514.00		5,000,000.00	5,000,000.00	898,513,514.00

Class C (2018-1)	424,883,721.00
Total Class C	424,883,721.00	903,513,514.00			5,000,000.00	898,513,514.00

Class D (2018-1)	137,631,579.00
Total Class D	137,631,579.00	898,513,514.00				898,513,514.00

As of Payment Date

			Nominal Liquidation	Nominal Liquidation	Nominal Liquidation
	Required	Total Subordinated	Amount of Class B	Amount of Class C	Amount of Class D	Subordinated
Tranche	Subordinated Amount	Amount	Notes	Notes	Notes	Transferor Amount

Class A (2018-1)	351,351,351.54
Class A (2019-1)	263,513,513.65
Class A (2019-2)	298,648,648.81
Total Class A	913,513,514.00	913,513,514.00	5,000,000.00	5,000,000.00	5,000,000.00	898,513,514.00

Class B (2018-1)	651,250,000.00
Total Class B	651,250,000.00	908,513,514.00		5,000,000.00	5,000,000.00	898,513,514.00

Class C (2018-1)	424,883,721.00
Total Class C	424,883,721.00	903,513,514.00			5,000,000.00	898,513,514.00

Class D (2018-1)	137,631,579.00
Total Class D	137,631,579.00	898,513,514.00				898,513,514.00

*	Throughout this Section XI, Beginning of Interest Period Amounts include any issuances that occured during the Monthly Period related to this report. As of Payment Date amounts include payments to occur on the Payment Date but exclude any issuances occurring after the last day of the Monthly Period related to this report.

XII. Interest Funding Account Sub-Accounts

		Targeted deposit	Previous		Amount
	Beginning	to the	shortfalls of		withdrawn from the		Ending
	Interest	Interest Funding	targeted	Actual	Interest Funding		Interest
	Funding	Subaccount	deposits to the	deposit to Interest	Subaccount		Funding
	Subaccount	for the current	Interest Funding	Funding	for payment to	Other	Subaccount
Tranche	Balance	period	Subaccount	Subaccount	Noteholders	Withdrawals	Balance

Class A (2018-1)	0.00	2,816,666.67	0.00	2,816,666.67	2,816,666.67	0.00	0.00
Class A (2019-1)	0.00	1,843,750.00	0.00	1,843,750.00	1,843,750.00	0.00	0.00
Class A (2019-2)	0.00	1,160,250.00	0.00	1,160,250.00	1,160,250.00	0.00	0.00
Total Class A	0.00	5,820,666.67	0.00	5,820,666.67	5,820,666.67	0.00	0.00

Class B (2018-1)	0.00	13,750.00	0.00	13,750.00	13,750.00	0.00	0.00
Total Class B	0.00	13,750.00	0.00	13,750.00	13,750.00	0.00	0.00

Class C (2018-1)	0.00	14,541.67	0.00	14,541.67	14,541.67	0.00	0.00
Total Class C	0.00	14,541.67	0.00	14,541.67	14,541.67	0.00	0.00

Class D (2018-1)	0.00	16,333.33	0.00	16,333.33	16,333.33	0.00	0.00
Total Class D	0.00	16,333.33	0.00	16,333.33	16,333.33	0.00	0.00

Total	0.00	5,865,291.67	0.00	5,865,291.67	5,865,291.67	0.00	0.00

XIII. Principal Funding Account Sub-Accounts

		Targeted deposit			Amount
		to the	Previous shortfall		withdrawn from
	Beginning	Principal Funding	of targeted	Actual deposit	Principal Funding		Ending
	Principal Funding	Subaccount	deposit to the	to Principal Funding	Subaccount		Principal
	Subaccount	for the current	Principal Funding	Subaccount on the	for payments to	Other	Funding
Tranche	Balance	period	Subaccount	Transfer date	Noteholders	Withdrawals	Subaccount Balance

Class A (2018-1)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Class A (2019-1)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Class A (2019-2)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total Class A	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Class B (2018-1)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total Class B	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Class C (2018-1)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total Class C	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Class D (2018-1)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total Class D	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Total	0.00	0.00	0.00	0.00	0.00	0.00	0.00

XIV. Class D Reserve Sub-Accounts

		Targeted		Class D	Amount
		deposit to the		Reserve	withdrawn with
		Class D	Actual	Subaccount	respect of payment
	Beginning	Reserve	deposit to	earnings	of interest or	Withdrawal	Ending
	Class D Reserve	Subaccount for the	Class D Reserve	for the current	principal to	of Excess	Class D Reserve
Tranche	Subaccount Balance	current period	Subaccount	period	Noteholders	Amounts	Subaccount

Class D (2018-1)	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Total Class D	0.00	0.00	0.00	0.00	0.00	0.00	0.00

XV. Accumulation Reserve Sub-Accounts

				Accumulation
	Beginning	Targeted deposit to	Actual	Reserve	Amount withdrawn		Ending
	Accumulation	the Accumulation	deposit to	Subaccount	with respect of		Accumulation
	Reserve	Reserve	Accumulation	earnings	payment of	Withdrawal	Reserve
	Subaccount	Subaccount for the	Reserve	for the current	principal to	of Excess	Subaccount
Tranche	Balance	current period	Subaccount	period	Noteholders	Amounts	Balance

Class A (2018-1)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Class A (2019-1)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Class A (2019-2)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total Class A	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Class B (2018-1)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total Class B	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Class C (2018-1)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total Class C	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Class D (2018-1)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total Class D	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Total	0.00	0.00	0.00	0.00	0.00	0.00	0.00

XVI. Series Early Amortization Events

a.	Average Excess Spread Percentage for three consecutive Monthly Periods is less than required Excess Spread Percentage	No

b.	The Outstanding Dollar Principal Amount is outstanding beyond the Scheduled Principal Payment Date	No

c.	Has an early amortization event occurred?	No

XVII. Risk Retention

a.	U.S. Risk Retention

	i. Required Risk Retention Transferor Amount (as of EOP)	155,750,000.00
	ii. Risk Retention Transferor Amount (as of EOP)	1,904,619,753.41

b.	E.U. Risk Retention

At the date of this statement, Synchrony Bank, as “originator” for the purposes of Regulation (EU) 2017/2402, currently retains a material net economic interest that is not less than 5% of the nominal value of the securitized exposures, in a form that is intended to qualify as an originator’s interest as provided in option (b) of Article 6(3) of that Regulation, which interest is not hedged or otherwise mitigated except as permitted by that Regulation and related technical standards and guidelines, in each case as applicable on the date of issuance of the notes.

IN WITNESS WHEREOF, the undersigned has duly executed this Monthly Noteholder’s Statement as of the 11th day of July 2019.

Synchrony Bank, as Servicer

By:	/s/ Andrew Lee

Name:	Andrew Lee

Its:	Authorized Signatory

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